BASIC AND DILUTED NET LOSS PER SHARE (Schedule of Basic Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss available to shareholders of ordinary shares, basic	$ (130,368)	$ (83,946)	$ (5,758)
Denominator:
Shares used in computing basic net loss per ordinary shares	40,583,002	39,645,453	38,628,770